Share-Based Compensation - Summary of Movement in Share Options (Details) - Sharesave Schemes number in Thousands	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, beginning balance (in shares)	25,993	21,162
Number of options granted (in shares)	13,068	9,414
Number of options exercised (in shares)	(242)	(48)
Number of options forfeited/expired (in shares)	(8,831)	(4,535)
Number of options outstanding, ending balance (in shares)	29,988	25,993
Number of options exercisable (in shares)	3,439	1,321
Weighted average exercise price outstanding, beginning balance	£ 2.25	£ 2.32
Weighted average exercise price granted	1.89	2.43
Weighted average exercise price exercised	1.69	1.86
Weighted average exercise price forfeited/expired	2.59	2.95
Weighted average exercise price outstanding, ending balance	2.00	2.25
Weighted average exercise price exercisable	£ 3.22	£ 2.75